Derivative Assets and other financial instruments	6 Months Ended
Jun. 30, 2026
Derivative Assets and Other Financial Instruments [Abstract]
Derivative Assets and other financial instruments
6.
Derivative Assets and other financial instruments

In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484,106, which amount reduces over time as the Company’s outstanding debt balances amortize. The objective of the hedges is to reduce the variability of cash flows associated with the interest relating to its variable rate borrowings. The Company receives payments on the caps for any period that the one-month USD LIBOR rate is above the strike rate, which is 0.75%. The termination date of the interest rate cap agreements is November 30, 2026. The premium paid to purchase the interest caps was $7,000, which was paid out of cash on December 22, 2021. The premium is being amortized over the life of the interest rate cap by using the caplet method.

In February 2022, the Company further hedged its exposure to a potential rising interest rate environment by putting in place two USD one-month LIBOR interest rate caps of 0.75% through fourth quarter 2026, on $507,891 of its floating rate debt. The second interest rate cap was not designated as a cash flow hedge and therefore the negative fair value adjustment of $1,113 as at June 30, 2026 ($2,831 negative fair value adjustment as at June 30, 2025), was recorded through interim unaudited condensed Consolidated Statement of Income. The premium paid by the Company to purchase the interest rate caps was $15,370, which was paid out of cash on the settlement date. ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. In this case, the Company has designated only a portion of its outstanding debt (initially $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged. Amount received from interest rate caps for each of the six-month periods ended June 30, 2026, and 2025, was $4,067 and $9,133, respectively.

On April 4, 2024, the Company entered into an FX option to purchase €3,000, with monthly settlements that started on April 11, 2024 and ended on March 13, 2025. The initial value of the excluded component was equal to the option premium of €417 and was recognized in earnings using the amortization approach as per ASC 815-20-25-83A.

In January 2026, the Company entered into a series of FX Reverse Convertible transactions for a total amount of $33,000. These instruments are USD-denominated structured notes with returns linked to the EUR/USD exchange rate. Each instrument has a fixed coupon payable at maturity USD capital protected and is subject to potential principal conversion into EUR if the EUR/USD exchange rate falls below the specified strike. Each instrument is a hybrid financial instrument and an embedded foreign exchange option. The Company has elected the Fair Value Option under ASC 825 for these structured instruments. As of June 30, 2026, $12,000 of the FX Reverse Convertible instruments have matured. Under the fair value option, as of June 30, 2026, the instruments are presented as assets measured at fair value amounting to $20,986 ($nil as of December 31, 2025) in the interim unaudited condensed Consolidated Balance Sheets in the line item “Derivative assets and other financial instruments”. As of June 30, 2026, a negative fair value adjustment amounting to $73 ($nil as of June 30, 2025) is recognized in the interim unaudited condensed Consolidated Statements of Income in the line item “Fair value adjustment on derivative asset and other financial instruments”.

	June 30, 2026	December 31, 2025
Opening balance	$5,234	$20,406
FX Reverse Convertible instruments	33,000	-
FX Reverse Convertible instruments settlements/matured contracts	(12,000)	-
FX option premium	-	194
Unrealized loss on derivative assets (interest rate caps)	(2,153)	(10,217)
Unrealized loss on FX option	-	(197)
Realized loss on FX Reverse Convertible instruments settlements/matured contracts	59	-
Fair value adjustment on derivative asset (interest rate caps)	(1,113)	(4,952)
Fair value adjustment on FX Reverse Convertible instruments	(73)	-
Closing balance	$22,954	$5,234
Less: Current portion of derivative assets (interest rate caps) and other financial instruments	(22,954)	(5,234)
Non-current portion of derivative assets (interest rate caps) and other financial instruments	$-	$-

The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective. The Company assesses the effectiveness of the hedges on an ongoing basis. As of June 30, 2026, the interest rate cap notional amount covers ~38% of the outstanding floating debt.